Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Hamilton Shares Prospectus | Hamilton Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.05%	1.78%	1.15%
Instiutional Shares Prospectus | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.11%	1.81%	1.18%